CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT) - USD ($) $ in Thousands		iKang's shareholder's equity/(deficit) IPO	iKang's shareholder's equity/(deficit) Green Shoe	iKang's shareholder's equity/(deficit) Shanghai Jianwei Management	iKang's shareholder's equity/(deficit) WA HK	iKang's shareholder's equity/(deficit) iKang Shanghai Lujiazui	iKang's shareholder's equity/(deficit) iKang Shanghai Gubei	iKang's shareholder's equity/(deficit)	Common IPO	Common Green Shoe	Common	Additional paid-in capital IPO	Additional paid-in capital Green Shoe	Additional paid-in capital Shanghai Jianwei Management	Additional paid-in capital WA HK	Additional paid-in capital iKang Shanghai Lujiazui	Additional paid-in capital iKang Shanghai Gubei	Additional paid-in capital	Statutory reserve	Accumulated deficit Shanghai Jianwei Management	Accumulated deficit	Accumulated other comprehensive income	Non-controlling Interest Shanghai Jianwei Management	Non-controlling Interest Beijing Jiandatong	Non-controlling Interest iKang Changzhou	Non-controlling Interest MediFast	Non-controlling Interest WA HK	Non-controlling Interest iKang Shanghai Lujiazui	Non-controlling Interest iKang Shanghai Gubei	Non-controlling Interest Beijing Tianzhikangjian	Non-controlling Interest Yinchuan Ciming	Non-controlling Interest Shandong Ciming Clinics	Non-controlling Interest Xi'an iKang	Non-controlling Interest Guizhou Wishstar	Non-controlling Interest China Physician Alliance	Non-controlling Interest Wuhu iKang	Non-controlling Interest	IPO	Green Shoe	Beijing Jiandatong	iKang Changzhou	MediFast	WA HK	iKang Shanghai Lujiazui	iKang Shanghai Gubei	Beijing Tianzhikangjian	Yinchuan Ciming	Shandong Ciming Clinics	Xi'an iKang	Guizhou Wishstar	China Physician Alliance	Wuhu iKang	Total
Balance at Mar. 31, 2013								$ (124,195)			$ 65							$ 4,341	$ 2,267		$ (135,390)	$ 4,522															$ 1,030																$ (123,165)
Balance (in shares) at Mar. 31, 2013											6,481,245
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																			2,738		(2,738)																																2,738
iKang Healthcare Group, Inc. one common share of $0.01 entered into a share swap agreement											1
Redesignation to Series F convertible redeemable participating preferred shares								(3,749)			$ (4)							(3,745)																																			(3,749)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)											(311,572)
Share-based compensation expenses								930										930																																			930
Addition of non-controlling interest in connection with acquisition				$ (172)																$ (172)			$ 172	$ 82	$ 732	$ 1,690														$ 82	$ 732	$ 1,690
Dividend distribution to non-controlling interest holder																													$ (44)																$ (44)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium								(20,436)													(20,436)																																(20,436)
Purchase of non-controlling interest						$ (184)										$ (184)												$ (142)																$ (326)									(142)
Net income								21,607													21,607																319																21,926
Foreign currency translation adjustment								(758)														(758)															(21)																(779)
Balance at Mar. 31, 2014								(126,957)			$ 61							1,342	5,005		(137,129)	3,764															3,818																(123,139)
Balance (in shares) at Mar. 31, 2014											6,169,674
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																			3,394		(3,394)																																3,394
Conversion of participating convertible redeemable preferred shares to common shares								264,509			$ 208							264,301																																			264,509
Conversion of participating convertible redeemable preferred shares to common shares (in shares)											20,781,515
Share-based compensation expenses								9,153										9,153																																			9,153
Issuance of common shares		$ 132,937	$ 13,399						$ 52	$ 5		$ 132,885	$ 13,394																									$ 132,937	$ 13,399
Issuance of common shares (in shares)									5,215,794	514,556
Issuance of common shares in connection with exercise of options								822			$ 1							821																																			$ 822
Issuance of common shares in connection with exercise of options (in shares)											80,000																																										277,319
Issuance of common shares in connection with share-based compensation arrangement	[1]							16			$ 16																																										$ 16
Issuance of ordinary shares in connection with share-based compensation arrangements (in shares)	[1]										1,600,000
Addition of non-controlling interest in connection with acquisition																											$ 3,388																$ 3,388
Capital contribution of non-controlling interest holder				$ (50)	$ (1,984)									$ (50)	$ (1,984)								$ 50	$ 58			$ 1,984													$ 58
Dividend distribution to non-controlling interest holder																										(387)																(387)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium																																																					(100)
Net income								27,113													27,113																283																27,396
Foreign currency translation adjustment								172														172															24																196
Balance at Mar. 31, 2015								319,130			$ 343							419,862	8,399		(113,410)	3,936															9,218																328,348
Balance (in shares) at Mar. 31, 2015											34,361,539
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																			3,130		(3,130)																																3,130
Share-based compensation expenses								1,949										1,949																																			1,949
Issuance of common shares in connection with exercise of options	[1]							8,035										8,035																																			$ 8,035
Issuance of common shares in connection with exercise of options (in shares)																																																					995,255
Settlement of acquisition payable of Huajian								7,206										7,202				4																															$ 7,206
Addition of non-controlling interest in connection with acquisition																														$ 5,050	$ 1,613	$ 2,416	$ 3,242	$ 4,446	$ 551	$ 182										$ 5,050	$ 1,613	$ 2,416	$ 3,242	$ 4,446	$ 551	$ 182	16,767
Capital contribution of non-controlling interest holder																																	$ 457																$ 457				457
Dividend distribution to non-controlling interest holder																										$ (57)			(557)													$ (57)			(557)								(614)
Purchase of non-controlling interest							$ (302)										$ (302)												$ (486)	$ (1,178)															$ (788)	$ (1,178)							(1,664)
Net income								18,325													18,325																(1,837)																16,488
Foreign currency translation adjustment								(11,703)														(11,703)															(484)																(12,187)
Unrealized gain on available-for-sale investments								186														186																															186
Balance at Mar. 31, 2016								$ 342,826			$ 343							$ 436,746	$ 11,529		$ (98,215)	$ (7,577)															$ 22,576																$ 365,402
Balance (in shares) at Mar. 31, 2016											34,361,539

[1]	Shares were previously issued during the year ended March 31, 2015.